Options (Details Narrative) (10-K) - USD ($)		3 Months Ended	12 Months Ended
	Nov. 08, 2018	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Exercisable option to purchase common stock		3,120,000	3,120,000
Stock issued during period as compensation, value			$ 808,338
Stock issued during period as compensation			6,240,000
Option granted during period		705,000	6,240,000
Estimated fair value of option granted during period		$ 613,587	$ 2,926,087
2018 Plan [Member]
Exercise price	$ 0.333
Exercisable option to purchase common stock	3,120,000
Option term	10 years
Carlos Faria [Member]
Option to purchase of common stock	104
Exercise price	$ 10,000
Christopher Constable [Member] | 2018 Plan [Member]
Option to purchase of common stock	3,120,000		3,120,000
Exercise price	$ 2.00		$ 2.00
Option term	10 years		10 years
Stock option vesting term	1 year		1 year